Description of Business, Organization, and Basis of Presentation (Details) - Schedule of Operations of the VIEs - Variable Interest Entities [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Income Statements, Captions [Line Items]
Revenue	¥ 1,352,486,176	¥ 1,437,398,097	¥ 1,298,055,332
Net income	¥ 495,371,047	¥ 381,273,670	¥ 579,742,472